Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Property and Equipment, Net [Abstract]
Furniture, fixtures and equipment
Less: accumulated depreciation
Property and equipment, net